Document And Entity Information	12 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Entity Central Index Key	0001537561
Amendment Flag	true
Document Type	S-1/A
Amendment Description	Amendment No. 1
Entity Registrant Name	ARCH THERAPEUTICS, INC
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	46-0524102
Entity Address, Address Line One	235 Walnut St., Suite 6
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01702
City Area Code	617
Local Phone Number	431-2313
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false